Noncontrolling Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interests
Beginning Balance	$ 4,346,216	$ 7,918,096
Proportionate shares of net loss	(3,501,808)	(3,601,728)	$ (896,769)
Foreign currency translation adjustment	(205,562)	29,848
Total	$ 638,846	$ 4,346,216	$ 7,918,096